Cash and Cash Equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2021 EUR (€) item	Dec. 31, 2021 USD ($) item	Oct. 05, 2021 EUR (€)	Oct. 05, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Apr. 18, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Current deposits					€ 134,875
Cash in hand and at banks	€ 655,493				444,772
Total cash and cash equivalents recognized in the balance sheet	655,493				579,647
Restricted cash	2,020,118
Total cash and cash equivalents recognized in the statement of cash flows	€ 2,675,611				€ 579,647	€ 741,982	€ 1,033,792
Number Of Bonds Issued | item	2	2
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 1,000,000
Senior Unsecured Notes, Tranche one
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,400,000		€ 1,400,000
Senior Unsecured Notes, Tranche two
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 705		$ 705